Concentration of Major Customers and Suppliers - Schedule of Customers Net Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Total	$ 1,666,092
Percentage of net revenue	35.30%
Customer B [Member]
Concentration Risk [Line Items]
Total	$ 967,876
Percentage of net revenue	20.50%
Customer C [Member]
Concentration Risk [Line Items]
Total		$ 1,101,355
Percentage of net revenue		29.50%
Customer D [Member]
Concentration Risk [Line Items]
Total		$ 577,875
Percentage of net revenue		15.50%
Customer [Member]
Concentration Risk [Line Items]
Total	$ 2,633,968	$ 1,679,230
Percentage of net revenue	55.80%	45.00%